Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—78.3%
		Alabama—2.4%
$1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	$1,267,850
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,493,913
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,622,490
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 1.004% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,544,775
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	2,308,660
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,856,736
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	5,449,447
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 0.954% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,952,000
		TOTAL	68,495,871
		Arizona—0.7%
5,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	5,750,850
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	4,053,840
2,500,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2003A) TOBs, 1.050%, Mandatory Tender 6/1/2022	2,521,575
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	5,000,700
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,037,240
		TOTAL	21,364,205
		California—4.3%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 0.708% (3-month USLIBOR x 0.70 +0.550%), Mandatory Tender 4/1/2021	9,350,748
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 0.482% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	9,999,000
12,500,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (United States Treasury GTD), 0.450%, Mandatory Tender 7/1/2021	12,511,625
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 0.308% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	15,000,150
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 0.751% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	49,999,500
3,700,000		California State Pollution Control Financing Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.600%, Mandatory Tender 9/1/2023	3,698,779
3,750,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2029	5,051,325
3,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 3/1/2025	3,589,680
1,670,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	1,973,773
1,250,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2025	1,534,088
5,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	5,708,350
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,071,280
2,730,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,816,650
		TOTAL	123,304,948

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—1.2%
$5,735,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 0.604% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	$5,718,999
14,375,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	15,619,444
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 1.148% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,004,380
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 0.516% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	7,991,600
		TOTAL	35,334,423
		Connecticut—1.6%
4,200,000		Bridgeport, CT GANs, 1.500%, 12/9/2021	4,231,878
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,212,300
15,000,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3) TOBs, 0.500%, Mandatory Tender 11/15/2023	15,000,150
500,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2021	506,085
400,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2022	425,120
675,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2023	748,109
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2024	1,152,610
850,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2025	1,015,121
1,200,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,481,460
3,400,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2027	4,313,070
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.840% (SIFMA 7-day +0.750%), 3/1/2021	4,003,080
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.940% (SIFMA 7-day +0.850%), 3/1/2022	3,082,471
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.990% (SIFMA 7-day +0.900%), 3/1/2023	1,511,535
4,850,000		West Haven, CT, (Series B) BANs, 2.000%, 9/30/2021	4,891,322
		TOTAL	47,574,311
		Delaware—0.1%
4,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	4,094,960
		Florida—0.8%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	818,896
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2023	2,818,450
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,926,575
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,514,188
14,000,000	[1]	Pasco County, FL School Board, Variable Rate Refunding Certificates of Participation (Series 2020B) FRNs, 0.840% (SIFMA 7-day +0.750%), Mandatory Tender 8/2/2023	14,039,200
		TOTAL	22,117,309
		Georgia—2.2%
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,163,475
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	4,158,835
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,998,150
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	10,159,600
6,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	6,187,080

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.854% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	$22,037,180
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,401,010
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,535,875
5,000,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2025	6,098,100
		TOTAL	62,739,305
		Illinois—1.3%
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,143,440
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,708,751
3,625,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2024	4,153,090
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,141,550
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,446,320
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,483,400
2,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.375%, 5/1/2023	2,174,160
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,058,260
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,189,270
		TOTAL	36,498,241
		Indiana—1.8%
1,450,000		Beech Grove, IN CSD BANs, 2.000%, 7/15/2021	1,455,713
12,530,000		Greater Clark County, IN Community Schools Corp. TANs, 1.250%, 12/31/2021	12,619,088
100,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	103,151
5,900,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,112,105
15,000,000		Indiana State EDA (Republic Services, Inc.), (Series 2012) TOBs, 0.250%, Mandatory Tender 3/1/2021	14,998,650
7,000,000		Indiana State EDA (Republic Services, Inc.), (Series A) TOBs, 0.250%, Mandatory Tender 3/1/2021	6,999,370
2,000,000		Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020A) TOBs, 0.750%, Mandatory Tender 4/1/2026	2,009,600
2,525,000		Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 0.950%, Mandatory Tender 4/1/2026	2,533,181
2,000,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,015,740
2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,267,865
		TOTAL	51,114,463
		Iowa—0.1%
4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 0.390% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	4,000,040
		Kansas—0.1%
3,000,000		Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	3,002,850
		Kentucky—2.3%
6,565,000		Carroll County, KY (Kentucky Utilities Company), Environmental Facilities Revenue Refunding Bonds (Series 2006B) TOBs, 1.200%, Mandatory Tender 6/1/2021	6,578,261
8,000,000		Kentucky Economic Development Finance Authority (Republic Services, Inc.), (Series A) TOBs, 0.250%, Mandatory Tender 3/1/2021	7,999,280
3,500,000		Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,546,970
9,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,626,016
13,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 10/1/2023	14,567,930

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	$2,495,900
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,992,640
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,696,450
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	5,819,500
		TOTAL	65,322,947
		Louisiana—0.9%
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	5,010,450
5,025,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-1) TOBs, 0.600%, Mandatory Tender 5/1/2023	5,041,030
4,000,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-2) TOBs, 0.550%, Mandatory Tender 5/1/2022	4,000,880
6,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	7,054,371
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	6,087,000
		TOTAL	27,193,731
		Massachusetts—1.9%
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,824,485
11,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.510% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	11,006,710
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.590% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	12,017,160
5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,512,193
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,369,687
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 0.458% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	3,997,520
2,225,000		Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,251,589
9,190,000		Orange, MA BANs, 1.250%, 8/27/2021	9,236,226
		TOTAL	55,215,570
		Michigan—1.5%
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	10,038,600
12,495,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 0.500% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	12,469,385
11,680,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 1.158% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	11,693,782
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 3.000%, 6/1/2021	505,510
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2022	788,348
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2023	814,710
760,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2024	877,306
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	598,545

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	$6,821,791
		TOTAL	44,607,977
		Minnesota—0.4%
5,000,000		Brooklyn Center, MN (Sonder House Apartments), Multifamily Housing Revenue Refunding Bonds (Series 2019) TOBs, 1.350%, Mandatory Tender 7/1/2022	5,003,500
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.520% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,993,420
		TOTAL	11,996,920
		Mississippi—0.3%
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,946,308
		Missouri—0.9%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,094,100
17,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2020), 0.500%, 3/1/2022	17,011,050
		TOTAL	27,105,150
		Montana—0.5%
12,235,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.640% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,259,103
3,000,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 0.540% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,016,950
		TOTAL	15,276,053
		Multi State—0.3%
525,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 1.360% (SIFMA 7-day +1.250%), 12/31/2021	525,000
8,051,133	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 1.020% (SIFMA 7-day +0.800%), 11/30/2021	8,051,133
		TOTAL	8,576,133
		Nebraska—0.4%
10,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2020A) TOBs, 0.600%, Mandatory Tender 7/1/2023	10,034,700
		Nevada—1.6%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	27,591,300
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,402,080
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	5,064,750
500,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2023	531,365
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,605,889
550,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2026	680,796
2,500,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (United States Treasury GTD), 0.500%, Mandatory Tender 7/1/2021	2,502,925
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	7,196,630
		TOTAL	47,575,735
		New Hampshire—1.3%
12,000,000		National Finance Authority, NH (Waste Management, Inc.), (Series A-2) TOBs, 0.250%, Mandatory Tender 3/1/2021	11,999,400
7,500,000		National Finance Authority, NH (Waste Management, Inc.), (Series A-3) TOBs, 0.250%, Mandatory Tender 3/1/2021	7,499,625
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 0.840% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	10,003,500
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,576,005

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	$4,202,680
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,101,340
		TOTAL	37,382,550
		New Jersey—6.5%
10,174,759		Asbury Park, NJ BANs, 1.500%, 1/22/2021	10,181,169
9,578,827		Bridgeton, NJ BANs, 1.250%, 5/25/2021	9,607,659
1,817,950		Clementon, NJ BANs, 2.000%, 10/5/2021	1,839,784
4,086,518		Englewood Cliffs, NJ BANs, 2.000%, 2/19/2021	4,094,773
3,524,000		Essex Fells, NJ BANs, 1.500%, 12/13/2021	3,561,072
2,372,925		Greenwich Township, NJ BANs, 1.000%, 10/6/2021	2,384,363
18,000,000		Kearny, NJ BANs, 1.000%, 4/23/2021	18,026,640
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	7,098,980
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	3,107,998
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2023	5,428,350
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2024	5,754,350
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 0.588% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	6,988,800
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 0.568% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	30,000,000
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 0.858% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,014,200
3,250,000		Newark, NJ BANs, 3.500%, 7/27/2021	3,303,170
1,170,000		Newark, NJ, (Series B) BANs, 2.000%, 10/5/2021	1,181,840
4,239,000		Newark, NJ, (Series C) BANs, 2.000%, 10/5/2021	4,281,899
630,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	704,372
750,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	867,675
100,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2021	103,087
650,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2022	695,286
400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	447,220
200,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2021	206,294
400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2022	427,868
5,305,844		Riverdale Borough, NJ BANs, 1.500%, 9/10/2021	5,344,152
6,316,000		Roseland, NJ BANs, 2.000%, 4/30/2021	6,337,853
3,562,500		South Hackensack, NJ BANs, 1.500%, 2/18/2021	3,568,449
6,167,000		Spring Lake Heights, NJ BANs, 1.000%, 10/7/2021	6,193,580
2,596,655		Sussex, NJ BANs, 2.000%, 10/22/2021	2,628,957
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,568,495
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,132,040
6,594,974		Union Beach, NJ BANs, 1.500%, 2/19/2021	6,605,526
2,952,000		Weehawken Township, NJ BANs, 1.750%, 2/12/2021	2,956,753
8,585,257		West Orange Township, NJ BANs, 2.000%, 5/6/2021	8,631,703
		TOTAL	188,274,357
		New Mexico—1.2%
2,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	2,041,720

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	$5,049,150
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C) TOBs, 1.150%, Mandatory Tender 6/4/2024	5,100,950
3,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	3,044,370
3,300,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,903,768
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,030,860
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,067,320
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,267,208
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,912,222
1,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	1,214,520
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,049,070
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,192,642
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,788,016
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,266,354
		TOTAL	33,928,170
		New York—17.1%
9,940,000		Attica, NY Central School District BANs, 2.000%, 6/23/2021	9,994,869
9,000,000		Auburn City School District, NY BANs, 1.500%, 6/23/2021	9,028,620
6,795,000		Campbell-Savona, NY, Central School District BANs, 1.500%, 6/25/2021	6,816,880
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,683,480
2,000,000		Clayton, NY BANs, 1.250%, 11/30/2021	2,011,720
10,307,000		Dalton-Nunda, NY Central School District BANs, 1.500%, 6/24/2021	10,344,827
35,555,000		Elmira, NY City School District BANs, 1.500%, 6/25/2021	35,686,198
2,523,000		Endicott, NY BANs, 1.000%, 8/26/2021	2,532,562
4,500,000		Fort Plain, NY CSD BANs, 1.500%, 6/30/2021	4,521,060
28,000,000		Greater Southern Tier Board of Cooperative Educational Services, NY RANs, 1.500%, 6/30/2021	28,135,240
2,780,000		Honeoye, NY Central School District BANs, 1.500%, 6/30/2021	2,790,425
3,165,000		Island Park Village, NY BANs, 2.000%, 3/4/2021	3,173,862
3,349,170		Jamestown, NY BANs, 2.000%, 3/4/2021	3,356,002
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 0.858% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	12,013,320
12,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	12,469,200
10,385,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	10,464,445
2,960,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 0.540% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	2,942,684
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 0.787% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	8,971,560
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.654% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,119,960
6,380,000		Montgomery County, NY BANs, 2.000%, 10/8/2021	6,459,941

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$7,990,000	New York City Housing Development Corp., Sustainable Development Bonds (Series 2016C-2) TOBs, 0.850%, Mandatory Tender 4/29/2021	$7,991,358
6,000,000	New York State Board of Cooperative Educational Services (Jefferson Lewis Hamilton Counties, NY) RANs, 1.250%, 6/17/2021	6,026,880
13,000,000	New York State Board of Cooperative Educational Services (Nassau County, NY) BANs, 1.500%, 7/30/2021	13,073,450
17,000,000	New York State Board of Cooperative Educational Services (Orange and Ulster Counties, NY CSD) RANs, 1.000%, 7/22/2021	17,045,730
25,000,000	New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	25,294,000
7,500,000	New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012) TOBs, 0.300%, Mandatory Tender 2/1/2021	7,500,075
4,000,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2020J), 0.750%, 5/1/2025	4,003,200
4,000,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2020K), 0.700%, 11/1/2024	4,008,080
250,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2022	270,138
2,500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	2,881,125
1,100,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2021	1,146,200
1,750,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2022	1,900,377
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,161,210
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,224,310
12,900,000	Newark Valley, NY Central School District BANs, 1.000%, 6/25/2021	12,944,634
3,732,000	North West Fire District, NY, (Series A) BANs, 1.500%, 4/27/2021	3,737,934
4,350,213	Oneida, NY Public Library District BANs, 1.500%, 7/9/2021	4,351,736
16,790,000	Oneonta, NY City School District BANs, 1.500%, 6/25/2021	16,828,113
8,000,000	Portville, NY Central School District BANs, 1.500%, 7/30/2021	8,049,760
7,350,000	Romulus, NY Central School District BANs, 1.500%, 6/25/2021	7,380,649
4,000,000	Roosevelt, NY Union Free School District TANs, 1.000%, 6/25/2021	4,010,440
2,660,000	Rose, NY BANs, 1.250%, 9/16/2021	2,674,098
5,242,406	Sackets Harbor, NY CSD BANs, 2.000%, 6/18/2021	5,277,635
7,000,000	Schenectady, NY TANs, 1.000%, 9/30/2021	7,033,040
5,559,271	Scio, NY Central School District BANs, 1.250%, 6/25/2021	5,577,728
19,065,000	Southwestern, NY Central School District BANs, 1.500%, 6/24/2021	19,163,757
5,340,000	Stillwater, NY BANs, 1.500%, 6/4/2021	5,362,855
32,000,000	Suffolk County, NY, (Series I) TANs, 2.000%, 7/22/2021	32,203,840
8,000,000	Suffolk County, NY, (Series II) TANs, 2.000%, 8/19/2021	8,058,160
25,000,000	Syracuse, NY BANs, 2.000%, 7/30/2021	25,242,750
5,845,000	Warrensburg, NY CSD BANs, 1.500%, 6/25/2021	5,847,981
2,544,000	Watson, NY BANs, 1.500%, 4/23/2021	2,547,129
11,529,686	Wayne, NY Central School District BANs, 1.500%, 6/30/2021	11,588,142
	TOTAL	496,923,369
	North Carolina—2.2%
850,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	898,144
1,000,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	1,037,990
12,500,000	North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013) TOBs, 0.250%, Mandatory Tender 3/15/2021	12,500,000
25,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	28,334,500

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 0.454% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	$19,999,200
		TOTAL	62,769,834
		Ohio—1.2%
1,000,000		Chillicothe, OH BANs, 1.000%, 9/29/2021	1,004,260
2,300,000		Harrison, OH BANs, 2.000%, 10/26/2021	2,329,394
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	9,375,120
4,400,000		Lorain County, OH, (Series A) BANs, 3.000%, 2/6/2021	4,409,284
13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 0.528% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	12,994,280
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,671,360
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,050,380
		TOTAL	35,834,078
		Oklahoma—0.2%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	3,027,327
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,117,606
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,712,085
		TOTAL	6,857,018
		Oregon—0.1%
530,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-50 (Series 2020B-2), 2.750%, 11/15/2025	535,231
1,780,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-85 (Series 2020B-1), 3.250%, 11/15/2025	1,797,355
		TOTAL	2,332,586
		Pennsylvania—6.7%
8,135,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 0.583% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,117,591
9,985,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 0.583% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,963,632
11,005,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 0.670% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	10,980,019
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,570,608
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.425% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,498,650
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.525% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,846,596
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.575% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,395,104
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.810% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	5,000,150
1,100,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.350% (SIFMA 7-day +0.260%), 11/1/2021	1,098,020
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.550% (SIFMA 7-day +0.460%), 11/1/2023	1,193,436
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.148% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,014,480
10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2008), 0.400%, 10/1/2023	10,004,200
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 0.280%, Mandatory Tender 1/4/2021	50,000,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$5,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 8/2/2021	$5,001,450
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.673% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,001,800
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.590% (SIFMA 7-day +0.500%), 12/1/2021	4,000,480
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.790% (SIFMA 7-day +0.700%), 12/1/2023	5,025,000
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)/(Series 2018A-1) FRNs, 0.690% (SIFMA 7-day +0.600%), 12/1/2023	10,054,000
2,750,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2022	2,932,490
4,460,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2023	4,937,175
2,245,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	2,576,721
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,495,746
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	851,753
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 0.740% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,542,350
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 0.690% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,771,397
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 0.450% (SIFMA 7-day +0.360%), 2/15/2024	13,049,010
		TOTAL	193,921,858
		South Carolina—1.8%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 0.471% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,496,400
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.964% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,099,000
24,765,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 0.554% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,731,815
		TOTAL	52,327,215
		Tennessee—0.8%
3,000,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012) TOBs, 0.300%, Mandatory Tender 2/1/2021	3,000,030
2,350,000		Memphis, TN Health, Educational and Housing Facility Board (Chickasaw Place Apartments), Collateralized Multifamily Housing Bonds (Series 2020) TOBs, 0.625%, Mandatory Tender 6/1/2022	2,357,685
16,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	18,805,770
		TOTAL	24,163,485
		Texas—8.1%
3,000,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	2,996,760
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,800,482
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,710,075
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,402,537
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,966,032
5,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	5,747,200
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	4,061,040
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.350%, Mandatory Tender 8/2/2021	5,031,300
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,770,550
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,642,037
5,810,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,960,247

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	$5,064,100
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,672,800
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 0.920% (SIFMA 7-day +0.830%), 6/1/2021	3,714,934
3,000,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,250,020
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 0.510% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,981,850
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 0.660% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,975,750
3,500,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,801,350
2,750,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-2) TOBs, 5.000%, Mandatory Tender 12/1/2024	3,237,685
6,300,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-3) TOBs, 5.000%, Mandatory Tender 12/1/2026	7,928,487
4,000,000		Harris County, TX Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	4,005,480
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 0.463% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	4,999,050
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	4,014,450
6,100,000	[1]	Katy, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 0.386% (1-month USLIBOR x 0.67 +0.280%), Mandatory Tender 8/16/2021	6,092,253
1,340,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2021	1,363,396
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	1,065,210
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,110,100
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,200,545
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,222,317
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2021	1,017,460
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2022	1,065,210
5,500,000		Mansfield, TX Independent School District, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,570,400
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996) TOBs, 0.900%, Mandatory Tender 9/1/2023	3,014,670
12,465,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	12,958,365
10,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series B) TOBs, 0.250%, Mandatory Tender 3/1/2021	9,999,500
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 0.890% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	10,007,700
12,500,000		Northside, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.700%, Mandatory Tender 6/1/2025	12,617,875
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,789,476
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,295,680
5,000,000		Spring Branch, TX Independent School District, Unlimited Tax Schoolhouse Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.550%, Mandatory Tender 6/15/2021	5,004,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$40,000,000		Texas State TRANs, 4.000%, 8/26/2021	$40,996,800
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1) TOBs, 0.450%, Mandatory Tender 8/15/2023	2,675,589
		TOTAL	235,801,412
		Utah—0.3%
5,000,000		Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	5,815,850
1,500,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2023	1,680,315
1,250,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2024	1,459,688
		TOTAL	8,955,853
		Virginia—2.0%
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,529,710
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,108,630
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,574,970
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	5,076,400
4,000,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2022	4,303,200
8,650,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2023	9,714,555
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	5,117,000
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A) TOBs, 0.750%, Mandatory Tender 9/2/2025	5,047,550
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,699,815
		TOTAL	57,171,830
		Washington—0.9%
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.580% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,015,900
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,830,450
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.198% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,035,900
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.140% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,066,010
		TOTAL	24,948,260
		West Virginia—0.3%
2,500,000		Roane County, WV Building Commission (Roane General Hospital), Lease Revenue Bond Anticipation Notes (Series 2019), 2.550%, 11/1/2021	2,503,075
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A) TOBs, 1.000%, Mandatory Tender 9/1/2025	5,597,735
		TOTAL	8,100,810
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,252,790,962)	2,270,184,835
	[1]	SHORT-TERM MUNICIPALS—23.6%
		Alabama—0.4%
75,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.000%, 1/7/2021	75,000
5,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.150%, 1/4/2021	5,100,000
7,100,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.140%, 1/4/2021	7,100,000
		TOTAL	12,275,000
		California—3.6%
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 0.510%, 1/4/2021	12,400,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$41,700,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 1/4/2021	$41,700,000
42,490,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	42,490,000
3,730,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Certificates (Series 2017-XF2462) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.490%, 1/7/2021	3,730,000
4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.490%, 1/7/2021	4,000,000
		TOTAL	104,320,000
		Florida—1.1%
3,610,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 0.160%, 1/4/2021	3,610,000
5,395,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	5,395,000
23,000,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 1/4/2021	23,000,000
		TOTAL	32,005,000
		Georgia—0.5%
7,410,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.110%, 1/4/2021	7,410,000
6,125,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.120%, 1/4/2021	6,125,000
2,200,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (First Series of 2002) Daily VRDNs, 0.140%, 1/4/2021	2,200,000
		TOTAL	15,735,000
		Illinois—0.1%
2,000,000		Illinois Finance Authority (Advocate Aurora Health), (Subseries C-3A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LIQ), 0.090%, 1/6/2021	2,000,000
		Kentucky—0.8%
9,200,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.190%, 1/4/2021	9,200,000
14,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 0.190%, 1/4/2021	14,000,000
		TOTAL	23,200,000
		Louisiana—0.4%
10,000,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	10,000,000
		Multi State—2.4%
6,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.140%, 1/7/2021	6,000,000
50,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 0.520%, 1/4/2021	50,000,000
11,700,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.520%, 1/4/2021	11,700,000
1,300,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 1/4/2021	1,300,000
		TOTAL	69,000,000
		Nevada—1.1%
30,495,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), SPEARs (Series DBE-8058) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	30,495,000
		New York—0.1%
2,300,000		New York City, NY, (Series B-3) Weekly VRENs, 0.330%, 1/4/2021	2,300,000
		Ohio—1.0%
3,990,000		Ohio HFA Multifamily Housing (Windmiller Pointe Apartments LP), (Series 2020-MIZ0950) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC)/(Mizuho Securities USA LLC LIQ)/(Mizuho Securities USA LLC LOC), 0.490%, 1/7/2021	3,990,000
23,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 0.210%, 1/7/2021	23,885,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 0.290%, 1/7/2021	500,000
		TOTAL	28,375,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oklahoma—1.2%
$11,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRDNs, 0.270%, 1/4/2021	$11,500,000
23,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020C) Weekly VRDNs, 0.270%, 1/4/2021	23,000,000
		TOTAL	34,500,000
		Oregon—0.1%
3,360,000		Port of Morrow, OR Pollution Control (Idaho Power Co.), (Series 2000) Weekly VRDNs, 0.180%, 1/7/2021	3,360,000
		Pennsylvania—1.6%
9,700,000		Delaware Valley, PA Regional Finance Authority, (Series C) R-Float Weekly VRDNs, 0.210%, 1/7/2021	9,700,000
1,300,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.090%, 1/6/2021	1,300,000
10,000,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	10,000,000
25,355,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), R-Float (Series 2017B) Weekly VRENs, 0.240%, 1/6/2021	25,355,000
		TOTAL	46,355,000
		Texas—8.3%
13,015,000		Las Varas Public Fac Corporation, TX (Mira Vista SA Apartments, LP), SPEARs 3a7 (Series DBE-8056) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	13,015,000
36,875,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.220%, 1/6/2021	36,875,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 0.340%, 1/6/2021	23,500,000
44,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.170%, 1/4/2021	44,000,000
25,495,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 0.170%, 1/4/2021	25,495,000
25,480,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.180%, 1/4/2021	25,480,000
50,475,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.230%, 1/6/2021	50,475,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 0.250%, 1/6/2021	5,000,000
7,245,000		Travis County, TX Housing Finance Corp., SPEARs (Series DBE-8054) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	7,245,000
10,000,000		Trinity River, TX Public Facilities Authority (FW Stallion Ridge LP), SPEARs 3a7 (Series DBE-8064) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.690%, 1/7/2021	10,000,000
		TOTAL	241,085,000
		Utah—0.3%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.420%, 1/7/2021	10,000,000
		Wisconsin—0.6%
9,200,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 0.250%, 1/6/2021	9,200,000
9,000,000		Wisconsin State HEFA (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.250%, 1/7/2021	9,000,000
		TOTAL	18,200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $683,221,133)	683,205,000
		TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $2,936,012,095)	2,953,389,835
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[3]	(54,818,590)
		TOTAL NET ASSETS—100%	$2,898,571,245
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.6% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2020, these restricted securities amounted to $4,037,240, which represented 0.1% of total net assets.
Additional information on restricted securities held at December 31, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,037,240
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GANs	—Grant Anticipation Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes